Note 20 - Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Fiscal year 2024	July 31, 2024 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$7,280,673	$7,280,673
Total current liabilities	6,976,106	7,280,673	14,256,779
Note payable, revolver - noncurrent	7,280,673	(7,280,673)	—
	April 30, 2024 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$8,046,853	$8,046,853
Total current liabilities	7,134,468	8,046,853	15,181,321
Note payable, revolver - noncurrent	8,046,853	(8,046,853)	—
	January 31, 2024 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$7,459,960	$7,459,960
Total current liabilities	6,729,425	7,459,960	14,189,385
Note payable, revolver - noncurrent	7,459,960	(7,459,960)	—
Fiscal year 2023	October 31, 2023
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$8,324,397	$8,324,397
Total current liabilities	7,768,202	8,324,397	16,092,599
Note payable, revolver - noncurrent	8,324,397	(8,324,397)	—
	July 31, 2023 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$7,314,692	$7,314,692
Total current liabilities	11,816,049	7,314,692	19,130,741
Note payable, revolver - noncurrent	7,314,692	(7,314,692)	—
	April 30, 2023 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$8,006,810	$8,006,810
Total current liabilities	7,664,309	8,006,810	15,671,119
Note payable, revolver - noncurrent	8,006,810	(8,006,810)	—
	January 31, 2023 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$6,823,065	$6,823,065
Total current liabilities	7,713,849	6,823,065	14,536,914
Note payable, revolver - noncurrent	6,823,065	(6,823,065)	—